Trade and other payables (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Trade and other payables	$ 18,883		$ 16,730	$ 3,996
Increase in trade and other payables	$ 524	$ 1,744	$ 9,528	$ (5,522)